SEGMENT REPORTING - Disclosure of revenues from external parties by geographic regions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Revenues	$ 173,514	$ 119,134	$ 78,783
Israel
Disclosure of geographical areas [line items]
Revenues	14,129	10,764	5,826
UK
Disclosure of geographical areas [line items]
Revenues	21,931	16,577	11,097
USA
Disclosure of geographical areas [line items]
Revenues	60,270	36,887	23,676
Australia
Disclosure of geographical areas [line items]
Revenues	17,235	12,672	7,975
Europe
Disclosure of geographical areas [line items]
Revenues	48,664	36,475	26,296
Rest of the world
Disclosure of geographical areas [line items]
Revenues	$ 11,285	$ 5,759	$ 3,913